Jul. 02, 2015
Forensic Accounting ETF

EXCHANGE TRADED CONCEPTS TRUST

Forensic Accounting ETF

Supplement dated July 2, 2015

to the currently effective Prospectus and SAI

On June 23, 2015, the Board of Trustees of Exchange Traded Concepts Trust approved the following changes to the Forensic Accounting Fund (the “Fund”), which will take effect on or about July 15, 2015:

1.	the Fund’s name will change to the WeatherStorm Forensic Accounting Long-Short ETF;

2.	the Fund’s current underlying index, the Del Vecchio Earnings Quality Index (the “Del Vecchio Index”), will be replaced with the WeatherStorm Forensic Accounting Long-Short Index (the “Long-Short Index”);

3.	the Fund will change its stock market listing from the NYSE Arca, Inc. to the NASDAQ Stock Market LLC; and

4.

the Fund’s investment objective will change to reflect the Long-Short Index in place of the Del Vecchio Index as follows:

“The WeatherStorm Forensic Accounting Long-Short ETF seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the WeatherStorm Forensic Accounting Long-Short Index”.

After these changes take effect, the Fund will continue to follow its non-fundamental policy to invest at least 80% of its total assets in securities that comprise its underlying index.  The new index, the Long-Short Index, seeks to enhance U.S. large cap exposure by offering a long/short portfolio comprised of the 500 largest U.S. stocks by market capitalization, while providing additional return potential through the careful and systematic selection and shorting of stocks based on forensic accounting analysis.  Forensic accounting critically dissects companies’ financial statements with the goal of identifying the “red flags” of aggressive accounting and revenue recognition practices.  The index construction process aims to identify and allocate capital to higher quality stocks with more sustainable revenues, cash flows and earnings, while at attractive valuations.  It also attempts to detect and short lower quality stocks where aggressive accounting practices may have been employed and revenues, cash flows and earnings may be less persistent in the future.

The index is constructed with a 100% net equity exposure (130% long, 30% short).  Because the Fund will be shorting stocks, it will incur expenses relating to those transactions.  The total annual operating expenses that the Fund is expected to bear after the changes described above take effect are shown in the fee table below.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of Fund shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses[1]	0.13%
Total Annual Fund Operating Expenses	0.98%

[1]	Effective on or about July 15, 2015, the Fund will change its underlying index and investment objective. As a result of these changes, Other Expenses are restated to reflect an estimate of expenses expected to be incurred after the changes take effect.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 Year	3 Years	5 Years	10 Years
$100	$312	$542	$1,201

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For more information about the changes described in this notice, please call 1-855-796-3863.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.